CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Statement of Income and Comprehensive Income [Abstract]
Net income	$ 388	$ 935
Comprehensive income	$ 388	$ 935